First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
January 31, 2024 (Unaudited)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 69.7%
	Banks — 34.8%
$25,200,000	Banco Bilbao Vizcaya Argentaria S.A. (a) (b)	9.38%	(c)	$26,783,039
44,000,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (a) (b)	6.50%	(c)	43,118,777
15,700,000	Banco Mercantil del Norte S.A. (a) (b) (d)	7.63%	(c)	15,336,937
22,250,000	Banco Mercantil del Norte S.A. (a) (b) (d)	7.50%	(c)	21,221,260
21,630,000	Banco Mercantil del Norte S.A. (a) (b) (d)	8.38%	(c)	21,379,912
35,600,000	Banco Santander S.A. (a) (b)	4.75%	(c)	30,717,720
21,600,000	Banco Santander S.A. (a) (b)	9.63%	(c)	22,906,022
37,200,000	Banco Santander S.A. (a) (b)	9.63%	(c)	39,990,000
14,075,000	Bank of America Corp., Series RR (b)	4.38%	(c)	12,888,231
43,283,000	Bank of America Corp., Series TT (b)	6.13%	(c)	43,209,445
38,764,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	40,204,238
41,149,000	Bank of Nova Scotia (The) (b)	8.00%	01/27/84	41,903,755
8,554,000	Barclays PLC (a) (b)	8.00%	(c)	8,538,114
15,075,000	Barclays PLC (a) (b)	4.38%	(c)	11,801,740
126,420,000	Barclays PLC (a) (b)	8.00%	(c)	122,603,545
25,750,000	Barclays PLC (a) (b)	9.63%	(c)	26,585,407
11,600,000	BBVA Bancomer S.A. (a) (b) (d)	5.88%	09/13/34	10,806,005
31,600,000	BBVA Bancomer S.A. (a) (b) (d)	8.45%	06/29/38	33,004,904
59,483,000	BNP Paribas S.A. (a) (b) (d)	4.63%	(c)	48,454,953
41,770,000	BNP Paribas S.A. (a) (b) (d)	7.75%	(c)	42,293,921
8,300,000	BNP Paribas S.A. (a) (b) (d)	9.25%	(c)	8,860,955
56,900,000	BNP Paribas S.A. (a) (b) (d)	8.50%	(c)	59,059,810
2,600,000	Citigroup, Inc. (b)	3.88%	(c)	2,402,198
4,200,000	Citigroup, Inc. (b)	7.38%	(c)	4,280,909
60,655,000	Citigroup, Inc. (b)	7.63%	(c)	62,162,370
16,365,000	Citigroup, Inc., Series M (b)	6.30%	(c)	16,319,682
16,200,000	Citigroup, Inc., Series P (b)	5.95%	(c)	16,006,566
13,803,000	Citigroup, Inc., Series W (b)	4.00%	(c)	12,932,671
11,289,000	Citizens Financial Group, Inc., Series F (b)	5.65%	(c)	11,041,808
5,653,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(c)	5,017,038
18,474,000	CoBank ACB, Series I (b)	6.25%	(c)	18,053,363
35,655,000	CoBank ACB, Series K (b)	6.45%	(c)	35,084,520
11,200,000	Commerzbank AG (a) (b) (e)	7.00%	(c)	10,824,710
14,410,000	Danske Bank A.S. (a) (b) (e)	7.00%	(c)	14,329,664
7,650,000	Farm Credit Bank of Texas, Series 3 (b) (d)	6.20%	(c)	7,076,250
20,300,000	Farm Credit Bank of Texas, Series 4 (b) (d)	5.70%	(c)	19,488,000
18,985,000	Fifth Third Bancorp, Series L (b)	4.50%	(c)	17,986,902
12,800,000	HSBC Holdings PLC (a) (b)	4.60%	(c)	10,646,962
56,700,000	HSBC Holdings PLC (a) (b)	8.00%	(c)	59,154,600
3,250,000	Huntington Bancshares, Inc., Series G (b)	4.45%	(c)	2,930,809
4,579,000	ING Groep N.V. (a) (b)	6.50%	(c)	4,481,410
17,836,000	ING Groep N.V. (a) (b)	5.75%	(c)	16,786,524
31,600,000	ING Groep N.V. (a) (b) (e)	7.50%	(c)	31,411,980
92,395,000	Intesa Sanpaolo S.p.A. (a) (b) (d)	7.70%	(c)	91,162,857
1,500,000	KeyCorp, Series D (b)	5.00%	(c)	1,345,294
61,217,000	Lloyds Banking Group PLC (a) (b)	7.50%	(c)	59,900,773
18,345,000	Lloyds Banking Group PLC (a) (b)	6.75%	(c)	17,879,453
74,795,000	Lloyds Banking Group PLC (a) (b)	8.00%	(c)	73,516,581
2,195,000	M&T Bank Corp., Series F (b)	5.13%	(c)	2,010,227
24,825,000	NatWest Group PLC (a) (b)	8.00%	(c)	24,938,947

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$9,700,000	NatWest Group PLC (a) (b)	6.00%	(c)	$9,473,845
35,116,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(c)	33,654,124
19,345,000	PNC Financial Services Group (The), Inc., Series V (b)	6.20%	(c)	18,996,467
41,711,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(c)	39,725,189
79,050,000	Societe Generale S.A. (a) (b) (d)	5.38%	(c)	64,784,771
33,820,000	Societe Generale S.A. (a) (b) (d)	9.38%	(c)	35,180,579
25,000,000	Societe Generale S.A. (a) (b) (d)	10.00%	(c)	26,734,925
42,835,000	Standard Chartered PLC (a) (b) (d)	4.30%	(c)	34,501,144
18,530,000	Standard Chartered PLC (a) (b) (d)	7.75%	(c)	18,884,942
7,800,000	Svenska Handelsbanken AB (a) (b) (e)	4.75%	(c)	6,612,707
3,200,000	Swedbank AB (a) (b) (e)	7.63%	(c)	3,210,886
5,695,000	Texas Capital Bancshares, Inc. (b)	4.00%	05/06/31	5,250,585
65,130,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	67,808,732
3,500,000	Truist Financial Corp., Series P (b)	4.95%	(c)	3,417,137
13,500,000	UniCredit S.p.A. (b) (d)	5.46%	06/30/35	12,668,522
19,580,000	UniCredit S.p.A. (a) (b) (e)	8.00%	(c)	19,574,400
35,949,000	Wells Fargo & Co. (b)	7.63%	(c)	37,747,457
17,777,000	Wells Fargo & Co., Series BB (b)	3.90%	(c)	16,668,090
				1,835,736,260
	Capital Markets — 5.8%
40,096,000	Apollo Management Holdings, L.P. (b) (d)	4.95%	01/14/50	37,928,206
40,400,000	Ares Finance Co. III LLC (b) (d)	4.13%	06/30/51	36,185,409
14,033,000	Charles Schwab (The) Corp., Series G (b)	5.38%	(c)	13,869,692
19,668,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(c)	16,352,023
42,820,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(c)	38,967,116
15,800,000	Charles Schwab (The) Corp., Series K (b)	5.00%	(c)	14,724,929
1,200,000	Credit Suisse Group AG, Claim (f) (g)			138,000
76,900,000	Credit Suisse Group AG, Claim (f) (g)			8,843,500
51,775,000	Credit Suisse Group AG, Claim (f) (g)			5,954,125
81,425,000	Credit Suisse Group AG, Claim (f) (g)			9,363,875
27,200,000	Credit Suisse Group AG, Claim (f) (g)			3,128,000
71,800,000	Deutsche Bank AG, Series 2020 (a) (b)	6.00%	(c)	65,368,874
15,375,000	Goldman Sachs Group (The), Inc., Series R (b)	4.95%	(c)	15,044,602
26,100,000	Goldman Sachs Group (The), Inc., Series W (b)	7.50%	(c)	27,479,883
12,536,000	State Street Corp., Series I (b)	6.70%	(c)	12,535,982
				305,884,216
	Construction Materials — 0.5%
25,550,000	Cemex SAB de CV (b) (d)	9.13%	(c)	27,235,559
	Consumer Finance — 0.3%
18,734,000	Ally Financial, Inc., Series B (b)	4.70%	(c)	15,241,742
	Electric Utilities — 0.5%
6,110,000	Edison International, Series A (b)	5.38%	(c)	5,893,915
6,500,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	6,393,716
15,516,000	Southern California Edison Co., Series E, 3 Mo. CME Term SOFR + CSA + 4.20% (h)	9.84%	(c)	15,613,146
				27,900,777
	Financial Services — 2.9%
64,250,000	American AgCredit Corp. (b) (d)	5.25%	(c)	60,395,000
28,250,000	Capital Farm Credit ACA, Series 1 (b) (d)	5.00%	(c)	26,837,500

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Financial Services (Continued)
$13,950,000	Compeer Financial ACA (b) (d)	4.88%	(c)	$13,322,250
53,491,000	Corebridge Financial, Inc. (b)	6.88%	12/15/52	53,703,119
				154,257,869
	Food Products — 2.0%
10,700,000	Dairy Farmers of America, Inc. (i)	7.13%	(c)	10,031,250
20,360,000	Land O’ Lakes Capital Trust I (i)	7.45%	03/15/28	19,752,050
44,888,000	Land O’ Lakes, Inc. (d)	7.00%	(c)	34,114,880
31,520,000	Land O’ Lakes, Inc. (d)	8.00%	(c)	28,052,800
14,010,000	Land O’ Lakes, Inc. (d)	7.25%	(c)	11,067,900
				103,018,880
	Insurance — 9.8%
34,710,000	Assurant, Inc. (b)	7.00%	03/27/48	35,406,651
12,699,000	Assured Guaranty Municipal Holdings, Inc. (b) (d)	6.40%	12/15/66	11,549,868
38,875,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	33,558,610
24,400,000	CNP Assurances SACA (b) (e)	4.88%	(c)	19,904,178
23,688,000	Enstar Finance, LLC (b)	5.75%	09/01/40	22,751,816
46,217,000	Enstar Finance, LLC (b)	5.50%	01/15/42	40,886,978
13,700,000	Fortegra Financial Corp. (b) (i)	8.50%	10/15/57	12,980,750
88,380,000	Global Atlantic Fin Co. (b) (d)	4.70%	10/15/51	78,755,502
56,464,000	Hartford Financial Services Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (d) (h)	7.77%	02/12/47	48,890,117
26,429,000	Kuvare US Holdings, Inc. (b) (d)	7.00%	02/17/51	26,891,507
4,310,000	La Mondiale SAM (b) (e)	5.88%	01/26/47	4,232,679
40,630,000	Lancashire Holdings Ltd. (b) (e)	5.63%	09/18/41	35,356,551
35,910,000	Liberty Mutual Group, Inc. (b) (d)	4.13%	12/15/51	31,533,056
11,853,000	Lincoln National Corp., Series C (b)	9.25%	(c)	12,953,966
38,448,000	Prudential Financial, Inc. (b)	6.00%	09/01/52	38,331,521
37,760,000	QBE Insurance Group Ltd. (b) (d)	5.88%	(c)	37,270,113
10,000,000	QBE Insurance Group Ltd. (b) (e)	6.75%	12/02/44	9,999,823
15,000,000	QBE Insurance Group Ltd. (b) (e)	5.88%	06/17/46	14,774,625
				516,028,311
	Multi-Utilities — 2.4%
84,274,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	72,983,217
59,610,000	Sempra (b)	4.13%	04/01/52	52,778,694
				125,761,911
	Oil, Gas & Consumable Fuels — 7.1%
55,822,000	Enbridge, Inc. (b)	6.25%	03/01/78	53,364,950
28,420,000	Enbridge, Inc. (b)	7.63%	01/15/83	28,792,870
29,000,000	Enbridge, Inc. (b)	8.50%	01/15/84	31,076,254
35,536,000	Enbridge, Inc., Series 16-A (b)	6.00%	01/15/77	34,262,237
39,830,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	37,321,594
12,530,000	Energy Transfer, L.P. (b)	8.00%	05/15/54	12,974,502
8,631,000	Energy Transfer, L.P., Series B (b)	6.63%	(c)	7,814,923
37,976,000	Energy Transfer, L.P., Series F (b)	6.75%	(c)	37,241,347
63,540,000	Energy Transfer, L.P., Series G (b)	7.13%	(c)	61,579,842
9,000,000	Energy Transfer, L.P., Series H (b)	6.50%	(c)	8,719,006
1,662,000	Enterprise Products Operating LLC (b)	5.38%	02/15/78	1,552,766

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$29,482,000	Transcanada Trust (b)	5.50%	09/15/79	$26,369,971
34,700,000	Transcanada Trust (b)	5.60%	03/07/82	30,506,505
				371,576,767
	Retail REITs — 0.5%
3,700,000	Scentre Group Trust 2 (b) (d)	4.75%	09/24/80	3,528,358
27,435,000	Scentre Group Trust 2 (b) (d)	5.13%	09/24/80	25,175,956
				28,704,314
	Trading Companies & Distributors — 3.1%
106,757,000	AerCap Holdings N.V. (b)	5.88%	10/10/79	106,101,213
15,700,000	Air Lease Corp., Series B (b)	4.65%	(c)	14,553,675
47,800,000	Aircastle Ltd. (b) (d)	5.25%	(c)	42,123,994
				162,778,882
	Total Capital Preferred Securities			3,674,125,488
	(Cost $3,940,351,250)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 21.7%
	Automobiles — 0.2%
517,645	Ford Motor Co.	6.50%	08/15/62	12,863,478
	Banks — 3.1%
1,051,608	Bank of America Corp., Series KK	5.38%	(c)	25,154,463
922,751	Bank of America Corp., Series NN	4.38%	(c)	18,371,972
80,742	Bank of America Corp., Series SS	4.75%	(c)	1,730,301
4,920	Fifth Third Bancorp., Series A	6.00%	(c)	122,311
95,176	JPMorgan Chase & Co., Series DD	5.75%	(c)	2,364,172
371,797	JPMorgan Chase & Co., Series JJ	4.55%	(c)	7,789,147
418,227	JPMorgan Chase & Co., Series LL	4.63%	(c)	8,908,235
549,311	KeyCorp (b)	6.20%	(c)	12,277,101
218,650	KeyCorp, Series F	5.65%	(c)	4,655,059
451,405	New York Community Bancorp., Inc., Series A (b)	6.38%	(c)	9,145,465
724,786	Pinnacle Financial Partners, Inc., Series B	6.75%	(c)	17,525,325
173,886	US Bancorp, Series K	5.50%	(c)	4,251,513
23,856	Wells Fargo & Co., Series AA	4.70%	(c)	493,342
746,818	Wells Fargo & Co., Series Y	5.63%	(c)	18,207,423
202,751	Wells Fargo & Co., Series Z	4.75%	(c)	4,213,166
467,260	WesBanco, Inc., Series A (b)	6.75%	(c)	11,429,180
612,680	Wintrust Financial Corp., Series E (b)	6.88%	(c)	15,053,548
				161,691,723
	Capital Markets — 1.8%
106,463	Affiliated Managers Group, Inc.	5.88%	03/30/59	2,500,816
197,282	Affiliated Managers Group, Inc.	4.75%	09/30/60	3,779,923
980,305	Affiliated Managers Group, Inc.	4.20%	09/30/61	16,714,200
1,491,128	Carlyle Finance LLC	4.63%	05/15/61	29,807,649
762,025	KKR Group Finance Co. IX LLC	4.63%	04/01/61	15,088,095
474,461	Oaktree Capital Group LLC, Series A	6.63%	(c)	10,912,603
775,870	Oaktree Capital Group LLC, Series B	6.55%	(c)	17,620,007
				96,423,293

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Consumer Finance — 0.2%
227,693	Capital One Financial Corp., Series I	5.00%	(c)	$4,626,722
232,835	Capital One Financial Corp., Series J	4.80%	(c)	4,514,670
				9,141,392
	Diversified REITs — 0.3%
850,146	Global Net Lease, Inc., Series A	7.25%	(c)	17,700,040
	Diversified Telecommunication Services — 0.4%
206,274	AT&T, Inc., Series A	5.00%	(c)	4,579,283
697,324	AT&T, Inc., Series C	4.75%	(c)	14,699,590
				19,278,873
	Electric Utilities — 1.3%
280,684	SCE Trust IV, Series J (b)	5.38%	(c)	6,408,016
767,070	SCE Trust V, Series K (b)	5.45%	(c)	18,509,399
341,888	SCE Trust VI	5.00%	(c)	6,830,922
1,340,110	SCE Trust VII, Series M	7.50%	(c)	35,244,893
				66,993,230
	Financial Services — 1.0%
1,271,099	Equitable Holdings, Inc., Series A	5.25%	(c)	28,320,086
904,300	Jackson Financial, Inc. (b)	8.00%	(c)	24,434,186
36,004	Voya Financial, Inc., Series B (b)	5.35%	(c)	861,215
				53,615,487
	Food Products — 0.2%
381,358	CHS, Inc., Series 3 (b)	6.75%	(c)	9,495,814
	Gas Utilities — 0.3%
1,070,658	South Jersey Industries, Inc.	5.63%	09/16/79	13,078,087
	Independent Power and Renewable Electricity Producers — 0.5%
891,011	Brookfield BRP Holdings Canada, Inc.	4.63%	(c)	13,846,311
617,240	Brookfield Renewable Partners, L.P., Series 17	5.25%	(c)	10,801,700
				24,648,011
	Insurance — 7.5%
1,998,157	AEGON Funding Co. LLC	5.10%	12/15/49	44,379,067
1,929,165	American Equity Investment Life Holding Co., Series A (b)	5.95%	(c)	44,621,586
855,393	American Equity Investment Life Holding Co., Series B (b)	6.63%	(c)	21,547,350
312,756	AmTrust Financial Services, Inc.	7.25%	06/15/55	4,878,994
363,925	AmTrust Financial Services, Inc.	7.50%	09/15/55	5,677,230
463,007	Arch Capital Group Ltd., Series G	4.55%	(c)	9,412,932
103,491	Argo Group International Holdings, Inc. (b)	7.00%	(c)	2,458,946
534,274	Aspen Insurance Holdings Ltd. (b)	9.65%	(c)	13,746,870
283,089	Aspen Insurance Holdings Ltd.	5.63%	(c)	6,134,539
1,712,177	Aspen Insurance Holdings Ltd.	5.63%	(c)	35,750,256
555,453	Assurant, Inc.	5.25%	01/15/61	11,470,104
1,030,615	Athene Holding Ltd., Series A (b)	6.35%	(c)	24,508,025
34,470	Athene Holding Ltd., Series C (b)	6.38%	(c)	859,682
116,575	Athene Holding Ltd., Series D	4.88%	(c)	2,143,814
1,528,510	Athene Holding Ltd., Series E (b)	7.75%	(c)	39,817,686
398,466	Axis Capital Holdings Ltd., Series E	5.50%	(c)	8,897,746
754,186	CNO Financial Group, Inc. (g)	5.13%	11/25/60	13,009,709
1,262,506	Delphi Financial Group Inc., 3 Mo. CME Term SOFR + CSA + 3.19% (h)	8.83%	05/15/37	30,558,958

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
1,410,908	F&G Annuities & Life, Inc.	7.95%	12/15/53	$37,092,771
318,634	Globe Life, Inc.	4.25%	06/15/61	6,318,512
1,900	MetLife, Inc., Series F	4.75%	(c)	40,869
221,423	Phoenix (The) Cos., Inc.	7.45%	01/15/32	3,888,741
96,569	RenaissanceRe Holdings Ltd., Series F	5.75%	(c)	2,403,602
1,061,951	RenaissanceRe Holdings Ltd., Series G	4.20%	(c)	19,423,084
274,908	W R Berkley Corp.	5.10%	12/30/59	6,405,356
				395,446,429
	Mortgage REITs — 0.5%
300,285	AGNC Investment Corp., Series D (b)	6.88%	(c)	7,347,974
125,892	AGNC Investment Corp., Series E (b)	6.50%	(c)	3,057,917
661,358	AGNC Investment Corp., Series F (b)	6.13%	(c)	15,270,756
63,694	Annaly Capital Management, Inc., Series I (b)	6.75%	(c)	1,591,076
				27,267,723
	Multi-Utilities — 1.7%
1,090,182	Algonquin Power & Utilities Corp., Series 19-A (b)	6.20%	07/01/79	27,003,808
589,132	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	10,398,180
639,721	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(c)	11,131,145
56,650	Brookfield Infrastructure Partners, L.P., Series 14	5.00%	(c)	972,680
228,949	CMS Energy Corp.	5.88%	10/15/78	5,652,751
262,313	CMS Energy Corp.	5.88%	03/01/79	6,494,870
137,956	CMS Energy Corp., Series C	4.20%	(c)	2,863,967
20,926	DTE Energy Co.	4.38%	12/01/81	448,863
199,221	DTE Energy Co., Series E	5.25%	12/01/77	4,713,569
838,414	Sempra Energy	5.75%	07/01/79	20,733,978
				90,413,811
	Oil, Gas & Consumable Fuels — 0.4%
421,358	Energy Transfer, L.P., Series E (b)	7.60%	(c)	10,542,377
412,625	NuStar Energy LP, Series A, 3 Mo. CME Term SOFR + CSA + 6.77% (h)	12.41%	(c)	10,653,978
				21,196,355
	Real Estate Management & Development — 1.2%
1,463,350	Brookfield Property Partners, L.P., Series A	5.75%	(c)	16,960,227
151,835	Brookfield Property Partners, L.P., Series A-1	6.50%	(c)	2,033,071
1,100,956	Brookfield Property Partners, L.P., Series A2	6.38%	(c)	13,982,141
1,407,577	Brookfield Property Preferred, L.P.	6.25%	07/26/81	18,284,425
426,799	DigitalBridge Group, Inc., Series I	7.15%	(c)	9,795,037
38,056	DigitalBridge Group, Inc., Series J	7.13%	(c)	873,385
				61,928,286
	Trading Companies & Distributors — 0.2%
472,166	Air Lease Corp., Series A (b)	6.15%	(c)	11,766,377
	Wireless Telecommunication Services — 0.9%
744,438	United States Cellular Corp.	6.25%	09/01/69	15,528,977
524,908	United States Cellular Corp.	5.50%	03/01/70	9,716,047
1,220,620	United States Cellular Corp.	5.50%	06/01/70	22,398,377
				47,643,401
	Total $25 Par Preferred Securities			1,140,591,810
	(Cost $1,291,053,547)

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES — 3.9%
	Banks — 3.9%
67,253	Bank of America Corp., Series L	7.25%	(c)	$81,904,066
101,873	Wells Fargo & Co., Series L	7.50%	(c)	123,266,330
	Total $1,000 Par Preferred Securities			205,170,396
	(Cost $226,384,524)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 2.0%
	Insurance — 2.0%
$104,408,028	Highlands Holdings Bond Issuer Ltd / Highlands Holdings Bond Co-Issuer, Inc. (d) (j)	7.63%	10/15/25	105,424,675
	(Cost $106,646,558)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.9%
	Capital Markets — 0.9%
529,287	SPDR Bloomberg 1-3 Month T-Bill ETF, Class B	48,577,961
	(Cost $48,521,203)

Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES — 0.0%
	Food Products — 0.0%
700	Dairy Farmers of America, Inc. (e)	7.88%	(c)	67,900
	(Cost $64,400)

	Total Investments — 98.2%			5,173,958,230
	(Cost $5,613,021,482)
	Net Other Assets and Liabilities — 1.8%			95,521,321
	Net Assets — 100.0%			$5,269,479,551

(a)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2024, securities noted as such amounted to $1,292,824,555 or 24.5% of net assets. Of these securities, 7.9% originated in emerging markets, and 92.1% originated in foreign markets.

(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)	Perpetual maturity.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $1,257,183,297 or
23.9% of net assets.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Claim pending with the administrative court of Switzerland.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)	Floating or variable rate security.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
(i)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(j)
These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum
(“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. There were no interest distributions received during the fiscal year-to-date period (November 01, 2023 to January 31,
2024).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Preferred Securities*	$3,674,125,488	$—	$3,674,125,488	$—
$25 Par Preferred Securities:
Gas Utilities	13,078,087	—	13,078,087	—
Insurance	395,446,429	350,442,506	45,003,923	—
Other Industry Categories*	732,067,294	732,067,294	—	—
$1,000 Par Preferred Securities*	205,170,396	205,170,396	—	—
Foreign Corporate Bonds and Notes*	105,424,675	—	105,424,675	—
Exchange-Traded Funds*	48,577,961	48,577,961	—	—
$100 Par Preferred Securities*	67,900	—	67,900	—
Total Investments	$5,173,958,230	$1,336,258,157	$3,837,700,073	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of January 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	09/15/16 - 12/08/21	$10,700,000	$93.75	$10,903,500	$10,031,250	0.19%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 03/12/18	13,700,000	94.75	13,718,651	12,980,750	0.25
Land O’ Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15 - 05/08/18	20,360,000	97.01	21,484,870	19,752,050	0.37
				$46,107,021	$42,764,050	0.81%

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
January 31, 2024 (Unaudited)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 92.7%
	Banks — 50.7%
$4,950,000	Australia & New Zealand Banking Group Ltd. (a) (b) (c)	6.75%	(d)	$4,991,654
1,145,000	Australia & New Zealand Banking Group Ltd. (b) (c) (e)	6.75%	(d)	1,154,635
13,800,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c)	9.38%	(d)	14,666,902
11,800,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (c)	6.50%	(d)	11,563,672
3,592,000	Banco Mercantil del Norte S.A. (a) (b) (c)	7.63%	(d)	3,508,935
10,101,000	Banco Mercantil del Norte S.A. (a) (b) (c)	7.50%	(d)	9,633,975
1,400,000	Banco Mercantil del Norte S.A. (a) (b) (c)	8.38%	(d)	1,383,813
2,000,000	Banco Mercantil del Norte S.A. (a) (b) (c)	6.63%	(d)	1,694,506
9,000,000	Banco Santander S.A. (b) (c)	4.75%	(d)	7,765,716
7,000,000	Banco Santander S.A. (b) (c)	9.63%	(d)	7,423,248
10,000,000	Banco Santander S.A. (b) (c)	9.63%	(d)	10,750,000
5,000,000	Banco Santander S.A. (b) (c) (e)	7.50%	(d)	5,002,500
3,656,000	Bank of America Corp., Series RR (c)	4.38%	(d)	3,347,735
23,796,000	Bank of America Corp., Series TT (c)	6.13%	(d)	23,755,561
2,684,000	Bank of America Corp., Series X (c)	6.25%	(d)	2,680,340
3,200,000	Bank of Nova Scotia (The) (c)	4.90%	(d)	3,056,140
19,400,000	Bank of Nova Scotia (The) (c)	8.63%	10/27/82	20,120,788
4,800,000	Bank of Nova Scotia (The) (c)	8.00%	01/27/84	4,888,042
6,000,000	Barclays PLC (b) (c)	8.00%	(d)	5,988,857
6,300,000	Barclays PLC (b) (c)	4.38%	(d)	4,932,070
20,050,000	Barclays PLC (b) (c)	8.00%	(d)	19,444,717
6,650,000	Barclays PLC (b) (c)	9.63%	(d)	6,865,746
700,000	BBVA Bancomer S.A. (a) (b) (c)	5.88%	09/13/34	652,087
7,200,000	BBVA Bancomer S.A. (a) (b) (c)	8.45%	06/29/38	7,520,105
18,000,000	BNP Paribas S.A. (a) (b) (c)	4.63%	(d)	14,662,831
10,890,000	BNP Paribas S.A. (a) (b) (c)	7.75%	(d)	11,026,593
1,000,000	BNP Paribas S.A. (a) (b) (c)	9.25%	(d)	1,067,585
23,450,000	BNP Paribas S.A. (a) (b) (c)	8.50%	(d)	24,340,115
8,195,000	Citigroup, Inc. (c)	3.88%	(d)	7,571,542
5,000,000	Citigroup, Inc. (c)	7.63%	(d)	5,124,258
3,467,000	Citigroup, Inc., Series M (c)	6.30%	(d)	3,457,399
11,414,000	Citigroup, Inc., Series P (c)	5.95%	(d)	11,277,712
4,149,000	Citigroup, Inc., Series W (c)	4.00%	(d)	3,887,391
2,979,000	Citigroup, Inc., Series Y (c)	4.15%	(d)	2,662,416
11,278,000	Citizens Financial Group, Inc., Series F (c)	5.65%	(d)	11,031,049
12,941,000	Citizens Financial Group, Inc., Series G (c)	4.00%	(d)	11,485,137
1,358,000	CoBank ACB, Series I (c)	6.25%	(d)	1,327,079
3,185,000	CoBank ACB, Series K (c)	6.45%	(d)	3,134,040
400,000	Commerzbank AG (b) (c) (e)	7.00%	(d)	386,597
1,000,000	Corestates Capital III, 3 Mo. CME Term SOFR + CSA + 0.57% (a) (f)	6.21%	02/15/27	962,164
3,400,000	Danske Bank A.S. (b) (c) (e)	4.38%	(d)	3,108,875
800,000	Farm Credit Bank of Texas, Series 3 (a) (c)	6.20%	(d)	740,000
1,100,000	Farm Credit Bank of Texas, Series 4 (a) (c)	5.70%	(d)	1,056,000
3,290,000	Fifth Third Bancorp, Series L (c)	4.50%	(d)	3,117,035
4,200,000	HSBC Holdings PLC (b) (c)	4.60%	(d)	3,493,534
19,600,000	HSBC Holdings PLC (b) (c)	8.00%	(d)	20,448,504
735,000	Huntington Bancshares, Inc., Series F (c)	5.63%	(d)	681,834
3,700,000	Huntington Bancshares, Inc., Series G (c)	4.45%	(d)	3,336,613
400,000	ING Groep N.V. (b) (c)	6.50%	(d)	391,475

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$3,750,000	ING Groep N.V. (b) (c)	5.75%	(d)	$3,529,349
26,639,000	ING Groep N.V. (b) (c) (e)	7.50%	(d)	26,480,498
23,670,000	Intesa Sanpaolo S.p.A. (a) (b) (c)	7.70%	(d)	23,354,346
8,295,000	JPMorgan Chase & Co., Series KK (c)	3.65%	(d)	7,665,566
7,241,000	JPMorgan Chase & Co., Series Q, 3 Mo. CME Term SOFR + CSA + 3.25% (f)	8.89%	(d)	7,287,791
2,533,000	JPMorgan Chase & Co., Series S (c) (f)	6.75%	(d)	2,554,100
8,040,000	Lloyds Banking Group PLC (b) (c)	7.50%	(d)	7,867,132
1,550,000	Lloyds Banking Group PLC (b) (c)	6.75%	(d)	1,510,665
25,680,000	Lloyds Banking Group PLC (b) (c)	8.00%	(d)	25,241,070
370,000	M&T Bank Corp., Series F (c)	5.13%	(d)	338,854
6,550,000	NatWest Group PLC (b) (c)	8.00%	(d)	6,580,064
21,686,000	NatWest Group PLC (b) (c)	6.00%	(d)	21,180,393
11,084,000	PNC Financial Services Group (The), Inc., Series U (c)	6.00%	(d)	10,622,574
12,525,000	PNC Financial Services Group (The), Inc., Series V (c)	6.20%	(d)	12,299,341
8,499,000	PNC Financial Services Group (The), Inc., Series W (c)	6.25%	(d)	8,094,373
5,000,000	Regions Financial Corp., Series D (c)	5.75%	(d)	4,915,802
2,639,000	Societe Generale S.A. (a) (b) (c)	8.00%	(d)	2,649,968
5,600,000	Societe Generale S.A. (a) (b) (c)	5.38%	(d)	4,589,434
7,200,000	Societe Generale S.A. (a) (b) (c)	9.38%	(d)	7,489,656
11,000,000	Societe Generale S.A. (a) (b) (c)	10.00%	(d)	11,763,367
9,470,000	Standard Chartered PLC (a) (b) (c)	7.75%	(d)	9,651,398
5,800,000	Svenska Handelsbanken AB (b) (c) (e)	4.75%	(d)	4,917,141
1,200,000	Swedbank AB (b) (c) (e)	5.63%	(d)	1,190,250
600,000	Swedbank AB (b) (c) (e)	7.63%	(d)	602,041
463,000	Texas Capital Bancshares, Inc. (c)	4.00%	05/06/31	426,869
31,370,000	Toronto-Dominion Bank (The) (c)	8.13%	10/31/82	32,660,217
2,300,000	Truist Financial Corp., Series N (c)	4.80%	(d)	2,201,100
750,000	UniCredit S.p.A. (a) (c)	5.46%	06/30/35	703,807
9,300,000	UniCredit S.p.A. (b) (c) (e)	8.00%	(d)	9,297,340
11,640,000	Wells Fargo & Co. (c)	7.63%	(d)	12,222,326
13,695,000	Wells Fargo & Co., Series BB (c)	3.90%	(d)	12,840,721
				615,297,075
	Capital Markets — 7.5%
5,371,000	Apollo Management Holdings, L.P. (a) (c)	4.95%	01/14/50	5,080,616
8,435,000	Ares Finance Co. III LLC (a) (c)	4.13%	06/30/51	7,555,048
13,000,000	Charles Schwab (The) Corp., Series G (c)	5.38%	(d)	12,848,714
13,000,000	Charles Schwab (The) Corp., Series H (c)	4.00%	(d)	10,808,231
15,529,000	Charles Schwab (The) Corp., Series I (c)	4.00%	(d)	14,131,722
250,000	Charles Schwab (The) Corp., Series K (c)	5.00%	(d)	232,989
2,057,000	Credit Suisse Group AG, Claim (g) (h)			236,555
4,150,000	Credit Suisse Group AG, Claim (g) (h)			477,250
7,770,000	Credit Suisse Group AG, Claim (g) (h)			893,550
6,243,000	Credit Suisse Group AG, Claim (g) (h)			717,945
18,000,000	Credit Suisse Group AG, Claim (g) (h)			2,070,000
13,950,000	Deutsche Bank AG, Series 2020 (b) (c)	6.00%	(d)	12,700,499
1,200,000	Goldman Sachs Group (The), Inc., Series R (c)	4.95%	(d)	1,174,213
2,899,000	Goldman Sachs Group (The), Inc., Series T (c)	3.80%	(d)	2,639,058
3,185,000	Goldman Sachs Group (The), Inc., Series U (c)	3.65%	(d)	2,873,899
11,900,000	Goldman Sachs Group (The), Inc., Series W (c)	7.50%	(d)	12,529,142

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$693,000	Macquarie Bank Ltd. (a) (b) (c)	6.13%	(d)	$660,160
811,000	Morgan Stanley, Series M (c)	5.88%	(d)	796,322
2,887,000	State Street Corp., Series I (c)	6.70%	(d)	2,886,996
				91,312,909
	Construction Materials — 0.4%
4,800,000	Cemex SAB de CV (a) (c)	9.13%	(d)	5,116,661
	Consumer Finance — 0.4%
2,397,000	Ally Financial, Inc., Series B (c)	4.70%	(d)	1,950,169
3,846,000	Ally Financial, Inc., Series C (c)	4.70%	(d)	2,932,575
				4,882,744
	Electric Utilities — 2.5%
7,134,000	American Electric Power Co., Inc. (c)	3.88%	02/15/62	6,308,272
827,000	Edison International, Series A (c)	5.38%	(d)	797,752
16,327,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	16,060,032
7,500,000	Southern California Edison Co., Series E, 3 Mo. CME Term SOFR + CSA + 4.20% (f)	9.84%	(d)	7,546,958
				30,713,014
	Financial Services — 2.6%
3,000,000	American AgCredit Corp. (a) (c)	5.25%	(d)	2,820,000
4,200,000	Capital Farm Credit ACA, Series 1 (a) (c)	5.00%	(d)	3,990,000
650,000	Compeer Financial ACA (a) (c)	4.88%	(d)	620,750
21,096,000	Corebridge Financial, Inc. (c)	6.88%	12/15/52	21,179,656
2,512,000	Equitable Holdings, Inc., Series B (c)	4.95%	(d)	2,453,674
755,000	Voya Financial, Inc., Series A (c)	7.75%	(d)	781,180
				31,845,260
	Food Products — 0.8%
1,200,000	Dairy Farmers of America, Inc. (i)	7.13%	(d)	1,125,000
1,131,000	Land O’ Lakes Capital Trust I (i)	7.45%	03/15/28	1,097,228
6,146,000	Land O’ Lakes, Inc. (a)	7.00%	(d)	4,670,960
535,000	Land O’ Lakes, Inc. (a)	8.00%	(d)	476,150
2,220,000	Land O’ Lakes, Inc. (a)	7.25%	(d)	1,753,800
400,000	Land O’ Lakes, Inc. (e)	7.25%	(d)	316,000
				9,439,138
	Insurance — 13.1%
4,288,000	Assurant, Inc. (c)	7.00%	03/27/48	4,374,063
2,300,000	Assured Guaranty Municipal Holdings, Inc. (a) (c)	6.40%	12/15/66	2,091,873
1,700,000	Assured Guaranty Municipal Holdings, Inc. (c) (e)	6.40%	12/15/66	1,546,167
9,496,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	8,197,365
11,200,000	CNP Assurances SACA (c) (e)	4.88%	(d)	9,136,344
1,332,000	Enstar Finance, LLC (c)	5.75%	09/01/40	1,279,357
10,538,000	Enstar Finance, LLC (c)	5.50%	01/15/42	9,322,695
28,102,000	Global Atlantic Fin Co. (a) (c)	4.70%	10/15/51	25,041,719
20,493,000	Hartford Financial Services Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (a) (f)	7.77%	02/12/47	17,744,141
2,464,000	Kuvare US Holdings, Inc. (a) (c)	7.00%	02/17/51	2,507,120
3,631,000	La Mondiale SAM (c) (e)	5.88%	01/26/47	3,565,860
6,850,000	Lancashire Holdings Ltd. (c) (e)	5.63%	09/18/41	5,960,925
10,300,000	Liberty Mutual Group, Inc. (a) (c)	4.13%	12/15/51	9,044,569
6,585,000	Liberty Mutual Group, Inc. (a)	4.30%	02/01/61	4,289,217

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$18,876,000	Lincoln National Corp., Series C (c)	9.25%	(d)	$20,629,297
2,501,000	Markel Corp. (c)	6.00%	(d)	2,475,639
6,514,000	MetLife Capital Trust IV (a)	7.88%	12/15/37	7,051,705
2,900,000	MetLife, Inc. (a)	9.25%	04/08/38	3,341,058
10,415,000	Prudential Financial, Inc. (c)	6.00%	09/01/52	10,383,447
8,200,000	QBE Insurance Group Ltd. (a) (c)	5.88%	(d)	8,093,616
2,850,000	QBE Insurance Group Ltd. (c) (e)	6.75%	12/02/44	2,849,949
300,000	QBE Insurance Group Ltd. (c) (e)	5.88%	06/17/46	295,492
				159,221,618
	Multi-Utilities — 3.8%
15,645,000	Algonquin Power & Utilities Corp. (c)	4.75%	01/18/82	13,548,929
9,925,000	Dominion Energy, Inc., Series B (c)	4.65%	(d)	9,577,421
14,297,000	Dominion Energy, Inc., Series C (c)	4.35%	(d)	12,981,260
11,003,000	Sempra (c)	4.13%	04/01/52	9,742,056
				45,849,666
	Oil, Gas & Consumable Fuels — 7.7%
1,026,000	Enbridge, Inc. (c)	6.25%	03/01/78	980,840
6,955,000	Enbridge, Inc. (c)	7.63%	01/15/83	7,046,250
14,500,000	Enbridge, Inc. (c)	8.50%	01/15/84	15,538,127
8,398,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	8,096,979
8,364,000	Enbridge, Inc., Series 20-A (c)	5.75%	07/15/80	7,837,254
2,870,000	Energy Transfer, L.P. (c)	8.00%	05/15/54	2,971,813
1,069,000	Energy Transfer, L.P., Series B (c)	6.63%	(d)	967,924
9,473,000	Energy Transfer, L.P., Series F (c)	6.75%	(d)	9,289,743
22,903,000	Energy Transfer, L.P., Series G (c)	7.13%	(d)	22,196,461
728,000	Energy Transfer, L.P., Series H (c)	6.50%	(d)	705,271
278,000	Enterprise Products Operating LLC (c)	5.38%	02/15/78	259,728
11,394,000	Transcanada Trust (c)	5.50%	09/15/79	10,191,285
7,650,000	Transcanada Trust (c)	5.60%	03/07/82	6,725,497
				92,807,172
	Retail REITs — 1.3%
6,204,000	Scentre Group Trust 2 (a) (c)	4.75%	09/24/80	5,916,199
11,220,000	Scentre Group Trust 2 (a) (c)	5.13%	09/24/80	10,296,126
				16,212,325
	Trading Companies & Distributors — 1.9%
13,672,000	AerCap Holdings N.V. (c)	5.88%	10/10/79	13,588,016
1,127,000	Air Lease Corp., Series B (c)	4.65%	(d)	1,044,713
8,940,000	Aircastle Ltd. (a) (c)	5.25%	(d)	7,878,420
				22,511,149
	Total Capital Preferred Securities			1,125,208,731
	(Cost $1,131,533,375)

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES — 1.6%
	Banks — 1.6%
6,831	Bank of America Corp., Series L	7.25%	(d)	$8,319,133
8,568	Wells Fargo & Co., Series L	7.50%	(d)	10,367,280
	Total $1,000 Par Preferred Securities			18,686,413
	(Cost $20,753,594)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 1.4%
	Insurance — 1.4%
$16,900,342	Highlands Holdings Bond Issuer Ltd / Highlands Holdings Bond Co-Issuer, Inc. (a) (j)	7.63%	10/15/25	17,064,905
	(Cost $17,022,635)

	Total Investments — 95.7%			1,160,960,049
	(Cost $1,169,309,604)
	Net Other Assets and Liabilities — 4.3%			52,373,558
	Net Assets — 100.0%			$1,213,333,607

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $296,547,152 or
24.4% of net assets.

(b)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2024, securities noted as such amounted to $385,124,018 or 31.6% of net assets. Of these securities, 6.3% originated in emerging markets, and 93.7% originated in foreign markets.

(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)	Perpetual maturity.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Floating or variable rate security.
(g)	Claim pending with the administrative court of Switzerland.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(j)
These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum
(“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. There were no interest distributions received during the fiscal year-to-date period (November 01, 2023 to January 31,
2024).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Preferred Securities*	$1,125,208,731	$—	$1,125,208,731	$—
$1,000 Par Preferred Securities*	18,686,413	18,686,413	—	—
Foreign Corporate Bonds and Notes*	17,064,905	—	17,064,905	—
Total Investments	$1,160,960,049	$18,686,413	$1,142,273,636	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of January 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	01/21/21 - 12/08/2021	$1,200,000	$93.75	$1,222,750	$1,125,000	0.09%
Land O’ Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18 - 01/16/2024	1,131,000	97.01	1,199,277	1,097,228	0.09
				$2,422,027	$2,222,228	0.18%

First Trust Exchange-Traded Fund III
Additional Information
January 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.